Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - MORINGA ACQUISITION CORP [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Share price (in Dollars per share)	$ 10	$ 10
Strike Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Strike price (in Dollars per share)	$ 11.5	$ 11.5
Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Volatility	60.00%	50.00%
Risk-free Interest Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Risk-free interest rate	4.78%	4.00%
Dividend Yield [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Dividend yield	0.00%	0.00%